Cash (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	Cash is denominated in the following currencies:
	As of June 30, 2026	As of December 31, 2025

RMB	$17,122	$23,706
HKD	6	235
SGD	5	2,972
USD	2,467	1
Total	$19,600	$26,914